EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2017, 2016 and 2015:

		For the years ended December 31,
		2017	2016	2015
Profit attributable to owners of the Company	€ thousand	535,393	398,762	287,816
Weighted average number of common shares	thousand	188,951	188,923	188,923
Basic earnings per common share		€2.83	2.11	1.52
The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2017, 2016 and 2015:

		For the years ended December 31,
		2017	2016	2015
Profit attributable to owners of the Company	€ thousand	535,393	398,762	287,816
Weighted average number of common shares for diluted earnings per common share	thousand	189,759	188,946	188,923
Diluted earnings per common share		€2.82	2.11	1.52